Accounts receivable, net (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Accounts receivable, net
Accounts receivable, gross	$ 50,246	$ 83,980
Less: allowance for doubtful accounts	0	0
Accounts receivable, net	$ 50,246	$ 83,980